July 29, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:        BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the "Registrant")

1933 Act File No.:  2-84105

1940 Act File No.: 811-03757

CIK No.: 0000720064

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended May 31, 2024.

Please direct any questions or comments to the attention of the undersigned at 412-234-1112.

Sincerely yours,

 /s/ Tara L. Raposa
Tara L. Raposa
Paralegal Manager I

Enclosure